Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (178,233)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 205,950
Percentage of reasonably possible 1% decrease in actuarial assumption	8.40%
Percentage of reasonably possible 1% decrease in actuarial assumption	(7.30%)
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 206,013
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (181,444)
Percentage of reasonably possible 1% decrease in actuarial assumption	8.40%
Percentage of reasonably possible 1% decrease in actuarial assumption	(7.40%)